ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net cash used in operating activities	$ (21,829)	$ (19,426)	$ 71,104
Cash flows from investing activities
Redemption of short-term investment	(2,763)	1,585	(1,710)
Acquisition of subsidiaries		(5,161)	(7,742)
Net cash used in investing activities	(1,001)	(987)	(3,977)
Cash flows from financing activities
Proceeds from exercise of share options			68
Repurchase of ordinary shares		(214)	(7,574)
Net cash used in financing activities	(36,525)	(6,089)	(37,289)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(59,355)	(26,502)	29,838
Parent Company | Reportable legal entities
Cash flows from operating activities
Net cash used in operating activities	(6,536)	(5,105)	(7,754)
Cash flows from investing activities
Redemption of short-term investment		1,439
Amount due from subsidiaries	3,989	10,601	19,656
Acquisition of subsidiaries		(5,161)	(7,742)
Net cash used in investing activities	3,989	6,879	11,914
Cash flows from financing activities
Proceeds from exercise of share options			68
Repurchase of ordinary shares		(214)	(7,574)
Net cash used in financing activities		(214)	(7,506)
Net increase/(decrease) in cash and cash equivalents and restricted cash	$ (2,547)	$ 1,560	$ (3,346)